Intangible Assets, Allocation of Goodwill to Operating Segments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Goodwill [Roll Forward]
Goodwill, Beginning Balance	$ 25,529	$ 25,705
Reduction in goodwill related to divested businesses and other	(90)	(179)
Goodwill from business combinations	1,254	3
Goodwill, Ending Balance (suppressed)	$ 26,693	25,529
Minimum [Member]
Goodwill [Roll Forward]
Reporting Unit, Percentage of Fair Value in Excess of Carrying Amount	17.00%
Maximum [Member]
Goodwill [Roll Forward]
Reporting Unit, Percentage of Fair Value in Excess of Carrying Amount	425.00%
Community Banking [Member]
Goodwill [Roll Forward]
Goodwill, Beginning Balance	$ 16,849	16,870
Reduction in goodwill related to divested businesses and other	0	(21)
Goodwill from business combinations	0	0
Goodwill, Ending Balance (suppressed)	16,849	16,849
Wholesale Banking [Member]
Goodwill [Roll Forward]
Goodwill, Beginning Balance	7,475	7,633
Reduction in goodwill related to divested businesses and other	(88)	(158)
Goodwill from business combinations	1,198	0
Goodwill, Ending Balance (suppressed)	8,585	7,475
Wealth and Investment Management [Member]
Goodwill [Roll Forward]
Goodwill, Beginning Balance	1,205	1,202
Reduction in goodwill related to divested businesses and other	(2)	0
Goodwill from business combinations	56	3
Goodwill, Ending Balance (suppressed)	$ 1,259	$ 1,205